Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
11	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share as retroactively adjusted for all periods presented for the 1 for 10 stock dividends declared by the Board on May 22, 2010 (Note 12) and the ratio change of its ordinary shares to ADSs from 30:1 to 300:1 with effective on November 28, 2011:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator:
Net income	86,465,670	39,892,702	15,032,567

Net income available to ordinary shareholders	86,465,670	39,892,702	15,032,567

Numerator for computing earnings per ordinary share, basic and diluted	86,465,670	39,892,702	15,032,567

Denominator:
Weighted average shares outstanding used in computing basic earnings per ordinary share	788,012,500	787,181,901	758,715,460
Effect of dilutive share options for ordinary shares	1,848,306	1,480,184	800,903
Weighted average shares used in computing diluted earnings per ordinary share	789,860,806	788,662,085	759,516,363
Weighted average shares used in computing basic earnings per ADS	2,626,708	2,623,940	2,529,052
Effect of dilutive share options for ADS	6,161	4,934	2,669
Weighted average shares used in computing diluted earnings per ADS	2,632,869	2,628,874	2,531,721
Earnings per ordinary share, basic and diluted	0.11	0.05	0.02
Earnings per ADS, basic	32.9	15.2	5.9
Earnings per ADS, diluted	32.8	15.2	5.9

For the years ended December 31, 2009, 2010 and 2011, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net income per share were Nil.